Related parties disclosure (Tables)	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
Related Parties Disclosure - Schedule of Subsidiary/Parent Ownership Interest

As at June 30, 2024, the condensed consolidated financial statements of the Group include the entities listed in the following table:

Group Company Name	Country of incorporation	Year of incorporation	Share Capital	% ownership as at June 30, 2024	% ownership as at December 31, 2023	Nature of business
SEALSQ France SAS	France	2010	EUR 1,473,162	100.0%	100.0%	Chip manufacturing, sales & distribution
WISeKey IoT Japan KK	Japan	2017	JPY 1,000,000	100.0%	100.0%	Sales & distribution
WISeKey IoT Taiwan	Taiwan	2017	TWD 100,000	100.0%	100.0%	Sales & distribution

Related Parties Disclosure - Schedule of Related Party Transactions
		Receivables as at		Payables as at		Net expenses to		Net income from
	Related Parties	June 30,	December 31,	June 30,	December 31,	in the 6 months ended June 30,		in the 6 months ended June 30,
	(in USD'000)	2024 (unaudited)	2023	2024 (unaudited)	2023	2024 (unaudited)	2023 (unaudited)	2024 (unaudited)	2023 (unaudited)
1	John O’Hara	-	-	158	-	-	-	-	-
2	Ruma Bose	-	-	33	28	28	-	-	-
3	Cristina Dolan	-	-	5	-	12	-	-	-
4	David Fergusson	-	-	-	-	9	-	-	-
5	Danil Kerimi	-	-	22	8	44	-	-	-
6	Eric Pellaton	-	-	5	-	13	-	-	-
7	WISeKey International Holding AG	-	-	4,643	7,100	2,066	1,898	-	-
8	WISeKey SA	-	-	551	-	510	-	-	-
9	WISeKey USA Inc	-	-	-	981	-	492	-	-
10	WISeKey Semiconductors GmbH	-	-	849	881	84	81	-	-
11	WISeCoin AG	-	-	3,417	3,389	37	37	-	-
	Total	-	-	9,683	12,387	2,803	2,508	-	-